SALES OF FUTURE RECEIPTS (Tables)	12 Months Ended
Dec. 31, 2024
Sales Of Future Receipts
SCHEDULE OF SALES OF FUTURE RECEIPTS

	2024	2023
Sale of Future Receipts payable
Opening Balance January	$1,467,899	$-
Payment received in the year	$1,478,776	$1,437,142
repayments in receipts in the year	$(3,564,283)	$(532,285)
Interest expense for the year	$2,306,044	$563,042
Closing Balance December 31	$1,688,435	$1,467,899